Earnings per share (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) Option	Dec. 31, 2023 Option	Dec. 31, 2022 Option
Share options
Earnings per share
Anti-dilutive share options | Option	435,578	18,422	1,290,294
LTIP
Earnings per share
Consideration for issuance of share options | £	£ 0